Quarterly portfolio holdings
John Hancock
Financial Industries Fund
U.S. equity
July 31, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 7-31-26 (unaudited)
	Shares	Value
Common stocks 99.0%		$279,048,914
(Cost $202,986,064)
Financials 95.3%		268,566,689
Banks 54.8%
American Business Bank	64,829	4,726,034
Bank of America Corp.	137,469	8,516,205
Bank of Ireland Group PLC	378,840	7,955,599
CaixaBank SA	638,915	9,281,092
Citigroup, Inc.	65,813	8,716,932
Citizens Financial Group, Inc.	169,151	12,119,667
Coastal Financial Corp. (A)	28,875	1,183,586
Columbia Banking System, Inc.	302,524	9,459,925
Columbia Financial, Inc. (A)	103,972	1,123,937
Eastern Bankshares, Inc.	224,431	5,152,936
Fifth Third Bancorp	204,433	11,550,465
First Merchants Corp.	23,065	995,024
Independent Bank Corp. (Massachusetts)	3,473	291,142
Japan Post Bank Company, Ltd.	411,900	7,964,139
JPMorgan Chase & Co.	18,558	6,528,519
NBT Bancorp, Inc.	90,315	4,755,085
Old National Bancorp	278,247	7,412,500
Pinnacle Financial Partners, Inc.	55,316	5,820,903
Popular, Inc.	56,342	9,871,682
SouthState Bank Corp.	33,516	3,522,196
SpareBank 1 Sor-Norge ASA	132,891	2,977,013
Sumitomo Mitsui Trust Group, Inc.	859,600	8,838,993
U.S. Bancorp	145,847	9,189,819
Zions Bancorp NA	93,740	6,533,678
Capital markets 15.4%
AllianceBernstein Holding LP	30,056	1,104,859
Ares Management Corp., Class A	23,149	2,965,155
ICG PLC	113,603	2,900,506
Marex Group, Ltd.	86,958	5,645,313
Miami International Holdings, Inc. (A)	89,174	4,194,745
Morgan Stanley	53,579	11,274,093
Nasdaq, Inc.	35,302	3,325,095
The Carlyle Group, Inc.	123,155	5,667,593
The Charles Schwab Corp.	61,633	6,486,257
Consumer finance 2.1%
American Express Company	10,947	3,680,929
Capital One Financial Corp.	10,592	2,213,834
Financial services 6.6%
Corebridge Financial, Inc.	227,567	7,097,815
Fiserv, Inc. (A)	37,338	2,014,012
Visa, Inc., Class A	25,612	9,377,322
Insurance 16.4%
Aon PLC, Class A	23,492	8,470,041
Ethos Technologies, Inc., Class A (A)	74,593	1,523,189
NN Group NV	107,431	10,126,568
Palomar Holdings, Inc. (A)	15,581	2,084,582
The Hartford Insurance Group, Inc.	42,233	5,993,285
The Travelers Companies, Inc.	28,600	10,706,696
Unum Group	83,936	7,227,729
2	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Real estate 3.7%		$10,482,225
Industrial REITs 2.3%
Prologis, Inc.	44,596	6,449,028
Specialized REITs 1.4%
Digital Realty Trust, Inc.	21,394	4,033,197

	Yield (%)	Shares	Value
Short-term investments 0.8%			$2,349,955
(Cost $2,349,834)
Short-term funds 0.8%			2,349,955
John Hancock Collateral Trust (B)	3.5672(C)	235,003	2,349,955

Total investments (Cost $205,335,898) 99.8%	$281,398,869
Other assets and liabilities, net 0.2%	566,572
Total net assets 100.0%	$281,965,441

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 7-31-26.
The fund had the following country composition as a percentage of net assets on 7-31-26:
United States	73.7%
Japan	6.0%
United Kingdom	4.0%
Netherlands	3.6%
Puerto Rico	3.5%
Spain	3.3%
Ireland	2.8%
Bermuda	2.0%
Norway	1.1%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | QUARTERLY REPORT	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2026, by major security category or type:
	Total value at 7-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Financials
Banks	$154,487,071	$117,470,235	$37,016,836	—
Capital markets	43,563,616	40,663,110	2,900,506	—
Consumer finance	5,894,763	5,894,763	—	—
Financial services	18,489,149	18,489,149	—	—
Insurance	46,132,090	36,005,522	10,126,568	—
Real estate
Industrial REITs	6,449,028	6,449,028	—	—
Specialized REITs	4,033,197	4,033,197	—	—
Short-term investments	2,349,955	2,349,955	—	—
Total investments in securities	$281,398,869	$231,354,959	$50,043,910	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	235,003	$7,008,385	$95,903,567	$(100,559,765)	$(2,026)	$(206)	$115,042	—	$2,349,955
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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